Shareholders' equity - Non-controlling interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summarized balance sheet
Current assets	$ 1,727,184	$ 1,375,349
Current liabilities	876,559	698,990
Non-current assets	3,337,042	4,091,015
Non-current liabilities	2,566,423	2,285,188
Accumulated non-controlling interest	243,799	372,609
Summarized income statement
Net revenues	1,950,929	2,332,715	$ 2,491,670
Net (loss) income for the year	(652,506)	(157,516)	93,142
Other comprehensive (loss) income	(139,712)	(20,236)	(12,151)
Total comprehensive (loss) income for the year	(792,218)	(177,752)	80,991
Comprehensive (loss) income attributable to non-controlling interests	(110,086)	(5,299)	5,897
Summarized statement of cash flows
Net cash (used in) provided by operating activities	291,700	122,823	347,598
Net cash (used in) provided by investing activities	(369,196)	(335,392)	(158,103)
Net cash (used in) provided by financing activities	451,615	(119,289)	(177,410)
Increase in cash and cash equivalents	387,545	(334,320)	$ 13,901
NEXA Peru
Summarized balance sheet
Current assets	590,948	725,103
Current liabilities	233,710	237,369
Current net assets	357,238	487,734
Non-current assets	615,290	695,712
Non-current liabilities	535,838	602,357
Non-current net assets	79,452	93,355
Net assets	436,690	581,089
Accumulated non-controlling interest	201,964	313,818
Summarized income statement
Net revenues	541,099	745,181
Net (loss) income for the year	(138,824)	11,370
Other comprehensive (loss) income	(5,575)
Total comprehensive (loss) income for the year	(144,399)	11,370
Comprehensive (loss) income attributable to non-controlling interests	(25,087)	(6,918)
Dividends paid to non-controlling interests		30,427
Summarized statement of cash flows
Net cash (used in) provided by operating activities	29,949	43,341
Net cash (used in) provided by investing activities	(47,462)	(111,268)
Net cash (used in) provided by financing activities	(113,415)	(200,248)
Increase in cash and cash equivalents	(130,928)	(268,175)
Pollarix S. A.
Summarized balance sheet
Current assets	16,902	24,365
Current liabilities	12,936	15,058
Current net assets	3,966	9,307
Non-current assets	56,049	125,335
Non-current liabilities	18,773	35,872
Non-current net assets	37,276	89,463
Net assets	41,242	98,770
Accumulated non-controlling interest	41,835	65,846
Summarized income statement
Net revenues	67,793	83,597
Net (loss) income for the year	25,960	50,350
Other comprehensive (loss) income	(11,252)	1,552
Total comprehensive (loss) income for the year	14,708	51,902
Comprehensive (loss) income attributable to non-controlling interests	(84,999)	1,619
Dividends paid to non-controlling interests	5,332	10,867
Summarized statement of cash flows
Net cash (used in) provided by operating activities	(13,552)	(55,426)
Net cash (used in) provided by investing activities	(1,560)	36,152
Net cash (used in) provided by financing activities	6,147	9,564
Increase in cash and cash equivalents	$ (8,965)	$ (9,710)